The Millicom Group - A.4.2 Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 5,661	$ 5,624	$ 4,261
Equipment, programming and other direct costs	[1]	(1,507)	(1,506)	(1,197)	[2]
Operating expenses		(2,043)	(1,890)	(1,546)	[2]
Other operating income (expenses), net		10	(2)	5	[2]
Operating profit (loss)		826	915	619	[2]
Financial income (expenses), net		(684)
Other non-operating (expenses) income, net		36	(78)	(49)	[2]
Profit before taxes from continuing operations		175	238	728	[2]
Profit (loss) from discontinued operations, net of tax		4	113	(28)	[2]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit (loss)		$ 4
Discontinued operations | Discontinued Operations - Tanzania
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			88	357
Equipment, programming and other direct costs			(26)	(104)
Operating expenses			(27)	(131)
Other expenses linked to the disposal of discontinued operations			(11)	0
Depreciation and amortization			(21)	(83)
Other operating income (expenses), net			4	1
Gain/(loss) on disposal of discontinued operations			120	0
Operating profit (loss)			127	39
Financial income (expenses), net			(12)	(36)
Other non-operating (expenses) income, net			0	(1)
Profit before taxes from continuing operations			116	3
Tax expense			(3)	(31)
Profit (loss) from discontinued operations, net of tax			113	(28)
Cash from operating activities, net			18	87
Cash from (used in) investing activities, net			(10)	(46)
Cash from (used in) financing activities, net			$ (9)	$ (35)

[1]	The presentation of the statement of income for all periods presented has been amended as follows to provide more relevant information: (a) the sub-total 'Gross Profit' has been removed, and (b) the line 'Cost of sales' has been renamed as 'Equipment, programming and other direct costs'.
[2]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.